Accounting policies	6 Months Ended
Jun. 30, 2018
Accounting policies
Accounting policies

2. Accounting policies

In July 2014, the IASB published IFRS 9 ‘Financial instruments’ with an effective date of 1 January 2018. For further details see pages 252 and 253 of the Group’s 2017 Annual Report on Form 20-F and Appendix 2, which is consistent with the RBS Group February 2018 IFRS 9 Transition report. There has been no restatement of accounts prior to 2018. The impact on the Group’s balance sheet at 1 January 2018 is as follows:

		Impact of IFRS 9
			Expected
	31 December	Classification &	credit		1 January
	2017	measurement	losses	Tax	2018
	£m	£m	£m	£m	£m
Cash and balances at central banks	98,337	—	(1)	—	98,336
Net loans and advances to banks	30,251	—	(3)	—	30,248
Net loans and advances to customers	349,919	517	(524)	—	349,912
Debt securities and equity shares	79,383	44	(3)	—	79,424
Other assets	19,323	—	—	25	19,348

Total assets	738,056	561	(531)	25	738,111

Total liabilities	688,963	—	85	41	689,089
Total equity	49,093	561	(616)	(16)	49,022

Total liabilities and equity	738,056	561	(531)	25	738,111

Total
Key differences in moving from IAS 39 to IFRS 9 on impairment loss	£m
31 December 2017 - IAS 39 impairment provision (1)	3,832
Removal of IAS 39 latent provision	(390)
IFRS 9 12 month expected credit loss (ECL) on Stage 1 and 2	513
Increase in Stage 2 ECL to lifetime (discounted)	356
Stage 3 loss estimation (EAD, LGD)	73
Impact of multiple economic scenarios	64

1 January 2018 - IFRS 9 ECL	4,448

Note:

(1) IAS 39 provision includes £28 million relating to AFS and LAR debt securities and £3,814 million relating to loans less £10 million on loans that are now carried at fair value.

The Group’s principal accounting policies are as set out on pages 242 to 254 of the Group’s 2017 Annual Report on Form 20-F. From 1 January 2018 the accounting policies have been updated to reflect the adoption of IFRS 9 as mentioned above. Other than in relation to IFRS 9 other amendments to IFRS effective for 2018, including IFRS 15 ‘Revenue from contracts with customers’, IFRS 2 ‘Share-based payments’ and IAS 40 ‘Investment Property’ have not had a material effect on the Group’s 2018 Interim results.

Critical accounting policies and key sources of estimation uncertainty

The judgements and assumptions that are considered to be the most important to the portrayal of the Group’s financial condition are those relating to goodwill, provisions for liabilities, deferred tax, loan impairment provisions and fair value of financial instruments. These critical accounting policies and judgements are described on pages 250 to 252 of the Group’s 2017 Annual Report on Form 20-F. From 1 January 2018, the previous critical accounting policy relating to loan impairment provisions has been superceded on the adoption of IFRS 9 for which details are included in Appendix 2, which is consistent with the details included in the RBS Group February 2018 IFRS 9 Transition report.